Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for credit expected losses, accounts receivable write-offs	$ 1,963
Allowance for credit expected losses, loans receivable write-offs	13,628	$ 3,218	$ 1,068
Allowance for credit expected losses - Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	10,529	10,911	9,543
Charges to earnings	4,350	8,233	9,438
Charge to other accounts	767	269	(943)
Deductions	(8,837)	(8,884)	(7,127)
Balance, end of year	6,809	10,529	10,911
Allowance for credit expected losses financial - Loans Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	12,411	2,064	1,252
Charges to earnings	13,692	13,972	2,275
Charge to other accounts	1,108	(132)	(114)
Deductions	(13,628)	(3,493)	(1,349)
Balance, end of year	13,583	12,411	2,064
Allowance for cancellations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	8,177	19,216	15,012
Charges to earnings	17,513	5,598	31,016
Charge to other accounts	(541)	70	69
Deductions	(16,919)	(16,707)	(26,881)
Balance, end of year	8,230	8,177	19,216
Other reserves
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	2,792	2,272	565
Charges to earnings	11,307	10,187	7,073
Charge to other accounts	(263)	112	(43)
Deductions	(9,555)	(9,779)	(5,323)
Balance, end of year	$ 4,281	$ 2,792	$ 2,272